INCOME TAXES - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current income tax expense	$ 106	$ 33	$ 22
Origination and reversal of temporary differences	92	(62)	4
Changes in tax rates or the imposition of new taxes	(41)	1	(28)
Previously unrecognized deferred taxes	16	43	(2)
Net income before income tax	747	543	387
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	304	77	74
Change in substantively enacted tax rates	(41)	1	(28)
Earnings from investments in associates and joint ventures	(12)	(34)	(16)
Portion of gains subject to different tax rates	2	(54)	2
Taxable income attributable to non-controlling interests	(65)	(7)	(25)
International operations subject to different tax rates	(39)	(6)	(8)
Deferred tax assets not recognized	15	41	4
Permanent differences and other	9	(3)	(7)
Total income tax expense (recovery)	$ 173	$ 15	$ (4)